Deferred tax assets and liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	$ 11,791	$ 8,140
Tax loss carryforwards expired	8	6	$ 18
One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	67	18
Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	27	42
Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	146	30
Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	591	138
Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	2,149	767
More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	5,866	6,260
Not subject to expiry [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	2,945	885
Capitalized [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	6,520	3,530
Capitalized [member] | One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	44	0
Capitalized [member] | Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	15	5
Capitalized [member] | Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	79	5
Capitalized [member] | Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	569	0
Capitalized [member] | Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	580	688
Capitalized [member] | More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	2,975	2,380
Capitalized [member] | Not subject to expiry [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	2,258	452
Not capitalized [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	5,271	4,610
Not capitalized [member] | One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	23	18
Not capitalized [member] | Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	12	37
Not capitalized [member] | Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	67	25
Not capitalized [member] | Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	22	138
Not capitalized [member] | Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	1,569	79
Not capitalized [member] | More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	2,891	3,880
Not capitalized [member] | Not subject to expiry [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	$ 687	$ 433